Significant accounting policies	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies	Significant accounting policies
1.    Reporting Entity
Euronav NV (the “Company”) is a company domiciled in Belgium. The address of the Company’s registered office is De Gerlachekaai 20, 2000 Antwerpen, Belgium. The consolidated financial statements of the Company comprise the Company and its subsidiaries (together referred to as the “Group”) and the Group’s interests in associates and joint ventures.

Euronav NV is a fully-integrated provider of international maritime shipping and offshore services engaged in the transportation and storage of crude oil. The Company was incorporated under the laws of Belgium on June 26, 2003, and grew out of three companies that had a strong presence in the shipping industry; Compagnie Maritime Belge NV, or CMB, formed in 1895, Compagnie Nationale de Navigation SA, or CNN, formed in 1938, and Ceres Hellenic formed in 1950. The Company started doing business under the name “Euronav” in 1989 when it was initially formed as the international tanker subsidiary of CNN. Euronav NV merged in 2018 with Gener8 Maritime, Inc, which became a wholly-owned subsidiary of Euronav NV. Through the merger Euronav NV has an operating fleet of more than 70 tankers and is a leading independent large crude tanker operator.

Euronav NV charters its vessels to leading international energy companies. The Company pursues a chartering strategy of primarily employing its vessels on the spot market, including through the Tankers International (TI) Pool and also under fixed-rate contracts and long-term time charters, which typically include a profit sharing component.

A spot market voyage charter is a contract to carry a specific cargo from a load port to a discharge port for an agreed freight per ton of cargo or a specified total amount. Under spot market voyage charters, the Company pays voyage expenses such as port, canal and bunker costs. Spot charter rates have historically been volatile and fluctuate due to seasonal changes, as well as general supply and demand dynamics in the crude oil marine transportation sector. Although the revenues generated by the Company in the spot market are less predictable, the Company believes their exposure to this market provides them with the opportunity to capture better profit margins during periods when vessel demand exceeds supply leading to improvements in tanker charter rates. The Company principally employs and commercially manages their VLCCs through the TI Pool, a leading spot market-oriented VLCC pool in which other third-party shipowners with vessels of similar size and quality participate along with the Company. The Company participated in the formation of the TI Pool in 2000 to allow themselves and other TI Pool participants to gain economies of scale, obtain increased cargo flow of information, logistical efficiency and greater vessel utilization.

Time charters provide the Group with a fixed and stable cash flow for a known period of time. Time charters may help the Group mitigate, in part, its exposure to the spot market, which tends to be volatile in nature, being seasonal and generally weaker in the second and third quarters of the year due to refinery shutdowns and related maintenance during the warmer summer months. The Group may when the cycle matures or otherwise opportunistically employ more of its vessels under time charter contracts as the available rates for time charters improve. The Group may also enter into time charter contracts with profit sharing arrangements, which the Group believes will enable it to benefit if the spot market increases above a base charter rate as calculated either by sharing sub charter profits of the charterer or by reference to a market index and in accordance with a formula provided in the applicable charter contract.

The Group currently deploys its two FSOs as floating storage units under service contracts with North Oil Company, in the offshore services sector.
2.    Basis of accounting
These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB) and as adopted by the European Union as of December 31, 2020.
Changes in significant accounting policies are described in policy 6. All accounting policies have been consistently applied for all periods presented in the consolidated financial statements unless disclosed otherwise.

The consolidated financial statements were authorized for issue by the Supervisory Board on April 15, 2021.
3.    Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:
•Derivative financial instruments are measured at fair value
•Non-current assets held for sale are recognized at fair value less cost of disposal if it is lower than their carrying amount
4.    Functional and presentation currency
The consolidated financial statements are presented in USD, which is the Company's functional and presentation currency. All financial information presented in USD has been rounded to the nearest thousand except when otherwise indicated.
5.    Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group's accounting policies and the reported amounts of assets and liabilities, income and expenses.
The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which are the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
A.    Judgments
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statement is included in the following notes:
•Note 8 – Impairment;
•Note 25 - Business Combination and
•Note 20 - Lease term: whether the Group is reasonably certain to exercise renewal, termination, purchase options.
B.    Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts in the next financial years is included in the following notes:
•Note 8 – Impairment test: key assumptions underlying the recoverable amount;
•Note 9 - Measurement of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized and
•     Note 20 - Leases: key assumptions underlying the lease liability and right-of-use asset, e.g. lease term, lease payments and estimate on residual value guarantee.

The significant assumptions and accounting estimates, to support the reported amounts of assets and liabilities, income and expenses, were regularly reviewed, and if needed updated, during 2020. The main judgements, estimates and assumptions, which might be impacted by COVID-19, are:

•Note 8 – Impairment test: The carrying amount of the vessels is reviewed to determine whether an indication of impairment exists. No impairment is required as the recoverable amount of each CGU continues to be in excess of the carrying amounts.
•Bunkers on the Oceania and the vessels are valued at lower of cost or net realizable value. Weighted average of the fuel stock on board of the Oceania and the vessels was lower than the market price at year-end.

•Allowance for expected credit losses: In accordance with IFRS 9, the group recognizes expected credit losses on trade receivables following the simplified approach. Lifetime expected losses are recognized for the trade receivables, excluding recoverable VAT amounts. However, based on customer’s payment behaviour, no significant additional allowances for expected credit losses were to be recognized as per December 31, 2020.

As the COVID-19 pandemic further evolves, potential changes in these views might occur in 2021.

Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the CFO.

The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. Significant valuation issues are reported to the Group Audit and Risk Committee.

When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e.as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 3 - Assets and liabilities held for sale and discontinued operations;
•Note 19 - Financial instruments and
•Note 23 - Share-based payment arrangements
6.    Changes in accounting policies
Except for the changes below, the accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2020 are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2019. A number of new standards are effective from January 1, 2020 but they do not have a material effect on the Group's financial statements.
•Definition of a Business (Amendments to IFRS3), see accountancy policy 7.1.

•Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7). The Group applies hedge accounting to certain Interest rate swaps that are used to hedge the risk related to the fluctuation of the LIBOR (see
Note 14). The Group applied the interest rate benchmark reform phase 1 amendments retrospectively to the hedging relationships that existed at 1 January 2020 or were designated thereafter and that are directly affected by interest rate benchmark reform. These amendments also apply to the gain or loss accumulated in the cash flow hedging reserve that existed at 1 January 2020. For the related accounting policy, refer to 9.3.

The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at 1 January 2019. Accordingly, the comparative information presented for 2018 is not restated - i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not been applied to comparative information. The Group initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated but the opening balance of 2018 was adjusted following the application of IFRS 15 on Revenue Recognition and IFRS 9 on Financial Instruments.

7.    Basis of Consolidation
7.1.    Business Combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
For acquisitions the Group measures goodwill at the acquisition date as:
•the fair value of the consideration transferred; plus
•the recognized amount of any non-controlling interests in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less
•the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.
When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.
The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts generally are recognized in profit or loss. Transaction costs, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination are expensed as incurred. Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

7.2.    Non-controlling interests (NCI)
NCI are measured at their proportionate share of the acquiree's identifiable net assets at the date of acquisition. Changes in the Group's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
7.3.    Subsidiaries
Subsidiaries are those entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which the control commences until the date on which control ceases.
7.4.    Loss of control
On the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Group retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or as a Fair Value through Other Comprehensive Income ("FVOCI") or Fair Value through Profit or Loss ("FVTPL") financial asset depending on the level of influence retained.
7.5.    Interests in equity-accounted investees
The Group’s interests in equity-accounted investees comprise interest in associates and joint ventures.

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in associates and joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which significant influence or joint control ceases.

Interests in associates and joint ventures include any long-term interests that, in substance, form part of the Group’s investment in those associates or joint ventures and include unsecured shareholder loans for which settlement is neither planned nor likely to occur in the foreseeable future, which, therefore, are an extension of the Group’s investment in those associates and joint ventures. The Group’s share of losses that exceeds its investment is applied to the carrying amount of those loans. After the Group’s interest is reduced to zero, a liability is recognized to the extent that the Group has a legal or constructive obligation to fund the associates’ or joint ventures’ operations or has made payments on their behalf.

7.6.    Transactions eliminated on consolidation

Intragroup balances and transactions, and any unrealized gains arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the underlying asset to the extent of the Group's interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

8.    Foreign currency

8.1.    Foreign currency transactions

Transactions in foreign currencies are translated to USD at the foreign exchange rate applicable at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to USD at the foreign exchange rate applicable at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Foreign exchange differences arising on translation are generally recognized in profit or loss. However, foreign currency differences arising from the translation of the following items are recognized in OCI:
•a financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective; and
•qualifying cash flow hedges to the extent that the hedges are effective.
8.2.    Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at rates approximating the exchange rates at the dates of the transactions.
Foreign currency differences are recognized directly in equity (Translation reserve). When a foreign operation is disposed of, in part or in full, the relevant amount in the translation reserve is transferred to profit or loss.
9.    Financial Instruments
Recognition and initial measurement

Trade receivables, debt securities issued and subordinated liabilities are initially recognized when they are originated. All other financial assets and financial liabilities (including liabilities designated as at FVTPL) are initially recognized on the trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component which is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue.
Financial liabilities are recognized initially at fair value less any directly attributable transaction costs.

The fair values of quoted investments are based on current bid prices. If the market for a financial asset is not active (and for unlisted securities), the Group establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models refined to reflect the issuer’s specific circumstances.

Financial assets and liabilities are offset and the net amount is presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

9.1.    Financial assets

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI - debt investment; FVOCI - equity instrument; or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objectives is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment's fair value in OCI. This election is made on an investment-by-investment basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, 'principal' is defined as the fair value of the financial asset on initial recognition. 'Interest' is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:
•contingent events that would change the amount or timing of cash flows;
•terms that may adjust the contractual coupon rate, including variable-rate features;
•prepayment and extension features; and
•terms that limit the Group's claim to cash flows from specified assets (e.g. non-resource features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses (see (ii) below). Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Derecognition

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases the transferred assets are not derecognized. Any interest in such transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

9.2.    Financial liabilities

Classification and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.

A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.

Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gains or loss on derecognition is also recognized in profit or loss.

The financial liability related to the three VLCCs under the sale and leaseback agreement entered into on December 30, 2019 (see Note 16) is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the fair value of the assets transferred at the end of the lease term or if the Group changes its assessment of whether it will exercise the purchase option.

Derecognition

The Group derecognizes a financial liability when its contractual obligations are discharged, canceled, or expired. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid
(including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Non-derivative financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables.

Bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

9.3.    Derivative financial instruments

Derivative financial instruments and hedge accounting

The Group from time to time may enter into derivative financial instruments to hedge its exposure to market fluctuations, foreign exchange and interest rate risks arising from operational, financing and investment activities.

Derivative are initially measured at fair value; attributable transaction costs are expensed as incurred. Subsequent to initial recognition, derivatives are remeasured at fair value, and changes therein are generally recognized in profit or loss.

The group designated certain derivatives as hedging instruments to hedge the variability in cash flows.

The Group ensure that hedge accounting relationships are aligned with its risk management objectives and strategy and apply a more qualitative and forward looking approach in assessing hedge effectiveness. On initial designation of the derivative as hedging instrument, the Group formally documents the economic relationship between the hedging instrument(s) and hedged item(s), including the risk management objective(s) and strategy for undertaking the hedge. The Group also documents the methods that will be used to assess the effectiveness of the hedging relationship and makes an assessment whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the cash flows of the respective hedged items during the period for which the hedge is designated.

On an ongoing basis, the Group assesses whether the hedge relationship continues and is expected to continue to remain highly effective using retrospective and prospective quantitative and qualitative analysis.

Hedges directly affected by interest rate benchmark reform
For the purpose of evaluation whether there is an economic relationship between the hedged item(s) and the hedging instrument(s), the Group assumes that the benchmark interest rate is not altered as a result of interest rate benchmark reform.

For a cash flow hedge of a forecast transaction, the Group assumes that the benchmark interest rate will not be altered as a result of interest rate benchmark reform for the purpose of assessing whether the forecast transaction is highly probable and presents an exposure to variations in cash flows that could ultimately affect profit or loss. In determining whether a previously designated forecast transaction in a discontinued cash flow hedge is still expected to occur, the Group assumes that the interest rate benchmark cash flows designated as a hedge will not be altered as a result of interest rate benchmark reform.

The Group will cease to apply the specific policy for assessing the economic relationship between the hedged item and the hedging instrument (i) to a hedged item or hedging instrument when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the interest rate benchmark-based cash flows of the respective item or instrument or (ii) when the hedging relationship is discontinued. For its highly probable assessment of the hedged item, the Group will no longer apply the specific policy when the uncertainty arising from interest rate benchmark reform about the timing and the amount of the interest rate benchmark-based future cash flows of the hedged item is no longer present, or when the hedging relationship is discontinued.

See Note 19 for related disclosures.
Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and presented in the hedging reserve in equity. The amount recognized in OCI is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of profit or loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts ('forward points') is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item's cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss.

If the hedged future cash flows are no longer expected to occur, then the balance in equity is reclassified to profit or loss.

9.4.    Share capital
Ordinary share capital
Ordinary share capital is classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of share capital
When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in retained earnings.

9.5.    Compound financial instruments
Compound financial instruments issued by the Group comprise Notes denominated in USD that can be converted to ordinary shares at the option of the holder, when the number of shares is fixed and does not vary with changes in fair value.
The liability component of compound financial instruments is initially recognized at the fair value of a similar liability that does not have an equity conversion option. The equity component is initially recognized at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity component in proportion to their initial carrying amounts.
Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured.
Interest related to the financial liability is recognized in profit and loss. On conversion, the financial liability is reclassified to equity and no gain or loss is recognized.
10.    Goodwill and intangible assets
10.1.    Goodwill
Goodwill that arises on the acquisition of subsidiaries is presented as an intangible asset. For the measurement of goodwill at initial recognition, refer to accounting policy 7.1.
After initial recognition goodwill is measured at cost less accumulated impairment losses, refer to accounting policy 12. In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss is allocated to the carrying amount of the equity accounted investee as a whole.
10.2.    Intangible assets
Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and impairment losses, refer to accounting policy 12.
The cost of an intangible asset acquired in a separate acquisition is the cash paid or the fair value of any other consideration given. The cost of an internally generated intangible asset includes the directly attributable expenditure of preparing the asset for its intended use.
10.3.    Subsequent expenditure
Subsequent expenditure on intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates and its cost can be measured reliably. All other expenditure is expensed as incurred.
10.4.    Amortization
Amortization is charged to the income statement on a straight-line basis over the estimated useful lives of the intangible assets from the date they are available for use. The estimated useful lives are as follows:
•Software:          3 - 5 years
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
11.    Vessels, property, plant and equipment
11.1.    Owned assets
Vessels and items of property, plant and equipment are stated at cost or deemed cost less accumulated depreciation (see below) and impairment losses, refer to accounting policy 12.
Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of assets includes the following:
•The cost of materials and direct labor;
•Any other costs directly attributable to bringing the assets to a working condition for their intended use;
•When the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and
•Capitalized borrowing costs.
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment, refer to accounting policy 11.6.
Gains and losses on disposal of a vessel or of another item of property, plant and equipment are determined by comparing the net proceeds from disposal with the carrying amount of the vessel or the item of property, plant and equipment and are recognized in profit or loss.
For the sale of vessels, transfer of risk and rewards usually occurs upon delivery of the vessel to the new owner.
11.2.    Assets under construction
Assets under construction, especially newbuilding vessels, are accounted for in accordance with the stage of completion of the newbuilding contract. Typical stages of completion are the milestones that are usually part of a newbuilding contract: signing or receipt of refund guarantee, steel cutting, keel laying, launching and delivery. All stages of completion are guaranteed by a refund guarantee provided by the shipyard.
11.3.    Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other expenditure is recognized in the consolidated statement of profit or loss as an expense as incurred.
11.4.    Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.
11.5.    Depreciation
Depreciation is charged to the consolidated statement of profit or loss on a straight-line basis over the estimated useful lives of vessels and items of property, plant and equipment. The right-of-use asset is depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the basis of those of property and equipment (refer to accounting policy 18). Land is not depreciated.

Vessels and items of property, plant and equipment are depreciated from the date that they are available for use. Internally constructed assets are depreciated from the date that the assets are completed and ready for use.

The estimated useful lives of significant items of property, plant and equipment are as follows:

•	tankers	20 years
•	FSO/FpSO/FPSO	30 years
•	plant and equipment	5 - 20 years
•	fixtures and fittings	5 - 10 years
•	other tangible assets	3 - 20 years
•	dry-docking	2.5 - 5 years
The useful life of the FSOs have been reassessed from 25 years to 30 years due to the extension for ten years of the timecharter contract in direct continuation of their current contractual service, or until July 21, 2032 and September 21, 2032 respectively. The end of the useful economic life of the FSO vessels was set equal to the contract end date or approximately 30 years since build date. The net book value and depreciations were reassessed and applied prospectively as from the moment the extension was signed. The impact in the consolidated statement of profit or loss statement was immaterial.
Vessels are estimated to have a zero residual value except for the three VLCCs under the sale and leaseback agreement entered into on December 30, 2019 (see Note 16). In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred assets. The three vessels are subsequently depreciated over their useful lives (i.e. from the commencement date to the end of the lease term) as it is not reasonably certain that the Group will exercise the purchase option. Depreciation is calculated on the net carrying value of the three vessels as of December 30, 2019 less their estimate residual values using the straight-line method. The residual value, estimated at USD 21 million, is the amount that the Group could receive from disposal of the vessels at the reporting date if the vessels were already of the age and in the condition that they will be in at the end of the lease term.
Depreciation methods, useful lives at the end of the lease term and residual values are reviewed at each reporting date and adjusted if appropriate.
11.6.    Dry-docking – component approach
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment. Costs associated with routine repairs and maintenance are expensed as incurred including routine maintenance performed whilst the vessel is in dry-dock. Components installed during dry-dock with a useful life of more than 1 year are depreciated over their estimated useful-life.

12.    Impairment
12.1.    Non-derivative financial assets
Financial instruments and contract assets
The impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI.

The financial assets at amortized cost consist of trade and other receivables, cash and cash equivalents and non-current receivables.

Under IFRS 9, loss allowances are measured on either of the following bases:
•12-month 'expected credit loss' (ECL): these are ECLs that result from possible default events within the 12 months after the reporting date; and
•lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured in accordance with 12-months ECLs model:
•debt securities that are determined to have low credit risk at the reporting date; and
•other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for trade receivables are measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group's historical experience and informed credit assessment and including forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 180 days past due. The financial assets that are more than 180 days past due, which mainly relates to demurrage and TI pool outstandings, are followed up closely and as long as their collection is highly probable, they are not considered in default.

The Group considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held).

The cash and cash equivalents are held with bank and financial institution counterparties, which are rated A- to AA+, based on rating agency S&P. Derivatives are entered into with banks and financial institution counterparties, which are rated A to AA+, based on rating agency S&P.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is 'credit-impaired' when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Presentation of allowance for ECL

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. The impairment loss on trade receivable has been presented in 'general and administrative expenses'.

For debt securities at FVOCI, the loss allowance is recognized in OCI, instead of being recorded in the statement of profit or loss.

Impairment losses on other financial assets are not presented separately in the statement of profit or loss and OCI, because the amount is not material. It has been presented as part of the line 'finance expenses'.

Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. The Group calculates the ELC on trade and other receivables based on actual credit loss experience over the past 10 years taking into account reasonable and supportable forecast of future economic conditions.

12.2    Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than deferred tax assets (refer to accounting policy 21), inventory and contract assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGU’s. Goodwill acquired in a business combination is allocated to groups of CGU’s that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Future cash flows are based on current market conditions, historical trends as well as future expectations.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

An impairment loss recognized for goodwill shall not be reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Tankers

The Group analyzes the following internal and external indicators to assess whether tankers might be impaired:
•    the obsolescence or physical damage of an asset;
•    significant changes in the extent or manner in which vessels are (or are expected to be) used that have (or will have) an adverse effect on the entity;
•    plans to dispose of assets before the previously expected date of disposal;
•    indications that the performance of a CGU is, or will be, worse than expected;
•    significant increases in cash flows for acquiring, operating or maintaining vessels that are significantly higher than originally budgeted;
•    net cash flows or operating profits that are lower than originally budgeted;
•    net cash outflows or operating losses;
•    market capitalization below net asset value;
•    a significant and unexpected decline in market value of vessels;
•    significant adverse effects in the technological, market, economic, legal and regulatory environment, including but not limited to, vessel and crude oil supply and demand trends;
•    increases in market interest rates.
Euronav defines its cash generating unit as a single vessel, unless such vessel is operated in a profit-sharing pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a cash generating unit.

When events and changes in circumstances indicate that the carrying amount of the asset or CGU might not be recovered, the Group performs an impairment test whereby the carrying amount of the asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. For assessing value in use, assumptions are made regarding forecast charter rates, using the weighted average of past and ongoing shipping cycles including management judgment for the ongoing cycle and for the weighting factors applied, the weighted average cost of capital ('WACC'), the useful life of the vessels (20 years for tankers) and a residual value. After careful consideration of the trends in the shipping industry, the Group elected to retain residual values for its vessels equal to zero.

Although management believes that its process to determine the assumptions used to evaluate the carrying amount of the assets, when required, are reasonable and appropriate, such assumptions are subject to judgment. Management is assessing continuously the resilience of its projections to the business cycles that can be observed in the tankers market, and concluded that a business cycle approach provides a better long-term view of the dynamics at play in the industry. By defining a shipping cycle from peak to peak over the last 20 years and including management's expectation of the completion of the current cycle, management is better able to capture the full length of a business cycle while also giving more weight to recent and current market experience. The current cycle is forecasted based on management judgment, analyst reports and past experience. Long term charter rates are used in the calculation in case available.

FSOs

In the context of the valuation of the Group's investments in the respective joint ventures, the Group also reviews internal and external indicators, similar to the ones used for tankers, to assess whether the FSOs might be impaired. When events and changes in circumstances indicate that the carrying amount of the assets might not be recovered, the Group performs an impairment test on the FSO vessels owned by TI Asia Ltd and TI Africa Ltd, based on a value in use calculation to estimate the recoverable amount from the vessel. This method is chosen as there is no efficient market for transactions of FSO vessels as each vessel is often purposely built for specific circumstances. In assessing value in use, assumptions are made regarding forecast charter rates, weighted average cost of capital ('WACC'), the useful life of the FSOs (30 years) and a residual value. After careful consideration of the trends in the shipping industry, the Group elected to retain residual values for its vessels equal to zero.

The value in use calculation for FSOs, when required, is based on the remaining useful life of the vessels as of the reporting date, and forecast charter rates are determined using the fixed daily contract rates. The FSO Asia and the FSO Africa are on a five years timecharter contract to North Oil Company, the operator of the Al-Shaheen oil field, whose shareholders are Qatar Petroleum Oil & gas Limited and Total E&P Golfe Limited, until July 22, 2022 and September 22, 2022, respectively. In November 2020, the two joint ventures (TI Asia Ltd and TI Africa Ltd.) signed an extension for ten years in direct continuation of their current contractual service, or until July 21, 2032 and September 21, 2032 respectively. Following this extension of the contract with North Oil Company until 2032, the end of the useful economic life was set equal to the contract end date or approximately 30 years since build date.

13.    Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. Immediately before classification as held for sale, the assets, or components of a disposal group, are remeasured in accordance with the Group’s accounting policies. Thereafter generally the assets or disposal group are measured at the lower of their carrying amount and fair value less cost of disposal. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets or investment property, which continue to be measured in accordance with the Group’s accounting policies. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.

Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

14.    Bunker inventory
The Group has been purchasing compliant bunker fuel for future use by its vessels. Bunkers are presented as inventory and are accounted for on a weighted average basis. The cost of inventories comprises of the purchase price, fuel inspection costs and transport and handling costs. The effective portion of the change in fair value of derivatives designated as cash flow hedges of the underlying price index between the date of purchase and the date of delivery is also recognized as an inventory cost. The ineffective portion of the change in fair value of these derivatives is recognized directly in profit or loss.

The inventory is accounted for at the lower of cost and net realizable value with cost being determined on a weighted average basis. No write down is needed as long as the freight market remains robust offsetting potential higher weighted average consumption costs of the bunker oil consumed from that inventory.

Bunker expenses are recognized in profit or loss upon consumption.
15.    Employee benefits

15.1.    Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the services are discounted to their present value. The calculation of defined contribution obligations is performed annually by a qualified actuary using the projected unit credit method.

15.2.    Defined benefit plans
The Group’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

The calculation of defined benefit obligations is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a potential asset for the Group, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any applicable minimum funding requirements.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return of plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in OCI. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit and loss.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined plan when the settlement occurs.

15.3.    Other long term employee benefits

The Group’s net obligation in respect of long-term employee benefits, other than pension plans, is the amount of future benefit that employees have earned in return for their service in the current and prior periods. The obligation is calculated using the projected unit credit method and is discounted to its present value and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date on AA credit rated bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the currency in which the benefits are expected to be paid. Remeasurements are recognized in profit or loss in the period in which they arise.

15.4.    Termination benefits

Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility or withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.
15.5.    Short-term employee benefit

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

15.6.    Share-based payment transactions

The grant-date fair value of equity-settled share-based payment awards granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

The fair value of the amount payable to beneficiaries in respect of “phantom stock unit” grants, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period during which the beneficiaries become unconditionally entitled to payment. The fair value of the Transaction Based Incentive Plan is being determined by using a binomial model with cost being spread of the expected vesting period over the various tranches. The fair value of the Long term incentive plan is remeasured at each reporting date and at settlement based on the fair value of the phantom stock units. Any changes in the liability are recognized in profit or loss.

16.    Provisions
A provision is recognized when the Group has a legal or constructive obligation that can be estimated reliably, as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. The provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Restructuring

A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring has either commenced or has been announced publicly. Future operating costs are not provided for.

Onerous contracts

A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

17.    Revenue
17.1.    Pool Revenues
Aggregated revenue recognized on a daily basis from vessels operating on voyage charters in the spot market and on contract of affreightment (“COA”) within the pool is converted into an aggregated net revenue amount by subtracting aggregated voyage expenses (such as fuel and port charges) from gross voyage revenue. These aggregated net revenues are combined with aggregated floating time charter revenues to determine aggregated pool Time Charter Equivalent revenue (“TCE”). Aggregated pool TCE revenue is then allocated to pool partners in accordance with the allocated pool points earned for each vessel that recognizes each vessel’s earnings capacity based on its cargo, capacity, speed and fuel consumption performance and actual on hire days. The TCE revenue earned by our vessels operated in the pools is equal to the pool point rating of the vessels multiplied by time on hire, as reported by the pool manager.

Revenue from the floating time charter agreements under which vessels are employed by the TI Pool is accounted for under IFRS 15 Revenue from Contracts with Customers.
17.2.    Time - and Bareboat charters

As a lessor, the Group leases out some of its vessels under time charters and bareboat charters, refer to accounting policy 19. Lessors shall classify each lease as an operating lease or a finance lease. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset. Otherwise a lease is classified as an operating lease.

Revenues from time charters and bareboat charters are accounted for as operating leases and are recognized on a straight line basis over the periods of such charters, as service is performed (refer to accounting policy 19.A.2). IFRS 16 requires the Group to separate lease and non-lease components, with the lease component qualifying as operating lease under IFRS16 and the service components accounted for under IFRS 15.

17.3.    Spot voyages

As from 1 January 2018, the Group applied IFRS 15. Voyage revenue is recognized over time for spot charters on a load-to-discharge basis. Progress is determined based on time elapsed. Voyage expenses are expensed as incurred unless they are incurred between the date on which the contract was concluded and the next load port. They are then capitalized if they qualify as fulfillment costs and if they are expected to be recovered.

When our vessels cannot start or continue performing its obligation due to other factors such as port delays, a demurrage is paid. The applicable demurrage rate is stipulated in the contract. Demurrage which occurs at the discharge port is recognized as incurred. As demurrage is often a commercial discussion between Euronav and the charterer, the outcome and total compensation received for the delay is not always certain. As such, Euronav only recognizes the revenue which is highly probable to be received. No revenue is recognized if the collection of the consideration is not highly probable. The amount of revenue recognized is estimated based on historical data. The Group updates its estimate on an annually basis.

Payment is typically done at the end of the voyage. There is no specific financing component.

18.    Gain and losses on disposal of vessels
In view of their importance the Group reports capital gains and losses on the sale of vessels as a separate line item in the consolidated statement of profit or loss. For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.
19.    Leases
The Group has applied IFRS 16 using the modified retrospective approach and therefore the comparative information for 2018 has not been restated and continues to be reported under IAS 17 and IFRIC 4.
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.
1.    As a lessee
The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at the amount equal to the lease liability adjusted by initial direct costs incurred by the lessee. Adjustments may also be required for any payments made at or before the commencement date and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
After lease commencement, the Group measures the right-of-use asset using a cost model, namely at cost less accumulated depreciation and accumulated impairment. The right-of-use asset is subsequently depreciated using the straight-line method, refer to accounting policy 10.5. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. The lessee's incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources (e.g. World office yield rate) and makes certain adjustments to reflect the terms of the lease and type of the asset leased or by calculating the weighted average of the cost of secured debt and unsecured debt.
Lease payments included in the measurement of the lease liability comprise the following:
-    fixed payments;
-    variable lease payments that depend on an index or a rate;
-    amounts expected to be payable under a residual value guarantee and
-    the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether the purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Group has applied judgment to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Group is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in the profit or loss if the carrying amount of the right-to-use asset has been reduced to zero.
Lease and non-lease components in the contracts are separated.
Short-term leases and leases of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
2.    As a lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance or operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
If the lease qualifies as an operating lease, e.g. time charter out, the leased asset remains on the balance sheet of the lessor and continues being depreciated. The adoption of IFRS 16 required the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of 'revenue' (refer to accounting policy 17.2.) Payments related to service component made under operating leases are also recognized in the income statement over the term of the lease.
The Group sub-leases some of its properties. The sub-lease contracts are classified as finance leases under IFRS 16. For these sub-lease, the right-of-use asset related to the head lease was derecognized and a lease receivable, at an amount equal to the net investment, relating to the sublease is recognized. Subsequently the Group recognizes finance income over the lease term of a finance lease, based on a pattern reflecting a constant periodic rate of return on the net investment and if applicable impairment losses on lease receivable.
Policy applicable before 1 January 2019
For contracts entered into before 1 January 2019, the Group determined whether the arrangement was or contained a lease.
1.    As a lessee
Leases in terms of which the Group assumes substantially all of the risks and rewards of ownership were classified as finance leases. Vessels, property, plant and equipment acquired by way of finance lease was stated at an amount equal to the lower of its fair value and the present value of the minimum lease payments at inception of the lease, less accumulated depreciation (see below) and impairment losses (refer to accounting policy 12). Lease payments were accounted for as described in accounting policy 19.A.1. Other leases are operating leases and were not recognized in the Group’s statement of financial position.
2.    As a lessor
Payments received under operating leases were recognized in the income statement on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease. Minimum lease payments made under finance leases were apportioned between the finance expense and the reduction of the outstanding liability. The finance expense were allocated to each period during the lease term so as to produce a constant period rate of interest on the remaining balance of the liability.
20.    Finance income and finance cost
Net financing costs comprise interest payable on borrowings calculated using the effective interest rate method, interest receivable on funds invested, dividend income, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the consolidated statement of profit or loss (refer to accounting policy 8).
The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:
•    the gross carrying amount of the financial asset; or
•    the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.
Interest income is recognized in the consolidated statement of profit or loss as it accrues, taking into account the effective yield on the asset. Dividend income is recognized in the consolidated statement of profit or loss on the date that the dividend is declared. Interest income related to finance lease for the subleases is also recognized in the consolidated statement of profit or loss. as a finance income.
The interest expense component of lease liabilities is recognized in the consolidated statement of profit or loss using the effective interest rate method.
21.    Income tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the balance sheet method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for: the initial recognition of goodwill, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax recognized is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantially enacted at the balance sheet date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

In application of an IFRIC agenda decision on IAS 12 Income taxes, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the income statement but is shown as an administrative expense under the heading Other operating expenses. In accordance to IFRIC 23 the Group assesses whether there is any uncertainty over Income Tax Treatments. The amount is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes.

22.    Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group's other components. The Group distinguishes two segments: the operation of crude oil tankers in the international markets and the floating storage and offloading operations (FSO/FpSO). The Group's internal organizational and management structure does not distinguish any geographical segments.

23.    Discontinued operations
A discontinued operation is a component of the Group’s business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of profit or loss is represented as if the operation had been discontinued from the start of the comparative period.

24.    New standards and interpretations not yet adopted
A number of new standards, amendments to standards and interpretations are not yet effective for the year ended 31 December, 2020, and have not been applied in preparing these consolidated financial statements. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Amendments to IAS 1 Presentation of Financial statements: Classification of Liabilities as Current or Non-current, issued on 23 January 2020, clarify a criterion in IAS 1 for classifying a liability as non-current: the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.
The amendments:
–specify that an entity’s right to defer settlement must exist at the end of the reporting period;
–clarify that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement;
–clarify how lending conditions affect classification; and
–clarify requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments.

On July 15, 2020, the IASB issued Classification of Liabilities as Current or Non-current — Deferral of Effective Date (Amendment to IAS 1) deferring the effective date of the January 2020 amendments to IAS 1 by one year to annual reporting periods beginning on or after January 1, 2023. The amendments have not yet been endorsed by the EU.

Amendments to IFRS 3 Business Combinations; IAS 16 Property, plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual improvements, issued on 14 May 2020, include several narrow-scope amendments which are changes that clarify the wording or correct minor consequences, oversights or conflicts between requirements in the Standards:

–Amendments to IFRS 3 Business Combinations update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.
–Amendments to IAS 16 Property, Plant and Equipment prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related cost in profit or loss. The amendments also clarify that testing whether an item of PPE is functioning properly means assessing its technical and physical performance rather than assessing its financial performance.
–Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets specify which costs a company includes when assessing whether a contract will be loss-making. The amendments clarify that the ‘costs of fulfilling a contract’ comprise both: the incremental costs; and an allocation of other direct costs.
–Annual Improvements to IFRS Standards 2018–2020 make minor amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IAS 41 Agriculture and the Illustrative Examples accompanying IFRS 16 Leases

The amendments are effective for annual periods beginning on or after 1 January 2022. These amendments have not yet been endorsed by the EU.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020) address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate (replacement issues).

In Phase 2 of its project, the Board amended requirements in IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16 Leases relating to:
–changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities;
–hedge accounting; and
–disclosures.

The Phase 2 amendments apply only to changes required by the interest rate benchmark reform to financial instruments and hedging relationships. The amendments apply retrospectively from 1 January 2021 with earlier application permitted. Hedging relationships previously discontinued solely because of changes resulting from the reform will be reinstated if certain conditions are met. These amendments have not yet been endorsed by the EU.